Condensed Consolidated Balance Sheets (Parenthetical) - shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Balance Sheets [Abstract]
Capital account, interests outstanding	635,000,000	635,000,000	635,000,000	635,000,000